UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II

REAVES SELECT RESEARCH FUND
SEMI-ANNUAL REPORT                                              JANUARY 31, 2009

                                 [LOGO OMITTED]
                             W.H. REAVES & COMPANY
                             INVESTMENT MANAGEMENT

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statement of Changes in Net Assets ........................................   10

Financial Highlights ......................................................   11

Notes to Financial Statements .............................................   13

Disclosure of Fund Expenses ...............................................   21

Approval of Investment Advisory Agreement .................................   23

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

SHAREHOLDERS' LETTER

January 31, 2009

To the Shareholders of the Reaves Select Research Fund:

This semi-annual report covers the six months ended January 31, 2009. The Fund's total return for the period, net of fees, was (37.73)% for the Institutional shares and (37.82)% for the Investor class. Net asset value (NAV) on the Fund's Institutional and Investor shares was $5.74 at January 31. Quarterly dividend distributions for Institutional Class Shares of seven cents per share were made in September and December. This represents an effective yield of 4.93% on average net asset value for the period. An additional $.975 per share distribution of capital gains was made in December.

"It's been a terrible year for virtually every market and the concepts of buy and hold and a diversified investment portfolio have been turned upside down. There was really no place to hide".(1)

Trust between institutions and investors disappeared. Simple assets, traded in public markets, were sold indiscriminately. The traditional strengths of the investments in the Fund's portfolio include:

     -    Strong balance sheets
     -    Reliable earnings and dividends
     -    Dividends
     -    Liquidity
     -    Transparency -- traded on an auction market -- the New York Stock
          Exchange

These characteristics made them the object of aggressive selling because there were willing buyers, in size, at times of maximum pessimism and stress; November 20, 2008 was the nadir, in the equity markets.

For now, investors are frozen. The principal challenge investors face today is investing to earn a risk adjusted return which is adequate to meet the needs of current income, capital preservation and capital growth. What is an appropriate investment philosophy, process, and portfolio to achieve these objectives?

For thirty-one years the utility and energy sectors, which are the focus of our research and the Fund's investments, have produced good risk adjusted returns in excess of the broad market represented by the S&P 500 Index. Our view is

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

that well researched and selected companies in these sectors will continue to do so. The investment returns of these companies derive from dividend income, reinvestment of dividend income, moderate growth of earnings and book value. During the six months ended January 31, 2009 price earnings ratios contracted rapidly as leveraged investors, desperate for liquidity, sold without regard to the fundamentals of utilities and energy companies.

"......the U.S. and many of its G-7 counterparts over the past 25 years have become more and more dependent on asset appreciation. .....we became a nation that specialized in the making of paper instead of things..."(2) By way of contrast, the businesses/investments in the Fund's portfolio provide products and services which are essential and necessary for everyday life. As a result, purchase and use of their products and services is largely non-discretionary. Nearby revenues and cash flows are visible. The business model of telephone companies, electric, gas and water utilities and energy companies is not "broken". Unlike financials, housing and autos, stockholders' equity has not been destroyed:

     -    Balance sheets are sound.
     - Earnings estimates for 2009 have been reduced moderately, but companies remain profitable.
     - Dividends are being increased as expected -- not reduced or eliminated.
     - Capital markets are accommodating, on reasonable terms, debt and equity offerings needed to fund capital investment.
     -    Equity offerings have not been highly dilutive.
     - President Obama's fiscal policy embodied in the American Recovery and Reinvestment Act is likely to be beneficial for electric utilities, water systems and telecommunications.
     - The taxation of qualified dividends is unlikely to change until the end of 2010.

At present, the fear of deflation is driving governments' efforts to reflate their economies. When the efforts to reflate take hold, it is likely the U.S. Consumer Price Index ("CPI") will start to increase. Companies, such as those in your Fund, which reliably grow earnings, book value and dividends may provide some shelter from inflation. Energy companies with oil and gas reserves are expected to provide at least a partial inflation hedge.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

In conclusion, well researched and selected telecommunications, utility, water and energy companies will be profitable in 2009. Price earnings ratios are modest with respect to expected earnings, and dividend yields are rising and high relative to treasury bond yields. Reinvestment of retained earnings will contribute to growth in book value. There is room for price/earnings multiples to expand from current levels. Given the current outlook for a slow growth economy accompanied by low interest rates and low U.S. CPI (averaging 1%, as an example), additional investment in our type of portfolios merits consideration. Finally, dividends and dividend reinvestment are essential to the success of our investing. It appears that there is a renewed appreciation and acceptance by investors of dividends' contribution to profitable investing.

My colleagues and I appreciate the opportunity to invest on your behalf and wish to thank you for your trust.

Sincerely,


/s/ Ronald J. Sorenson

Ronald J. Sorenson

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

(1)JACK ABLIN, CHIEF INVESTMENT OFFICER AT HARRIS PRIVATE BANK, FINANCIAL TIMES, JANUARY 2, 2009
(2)BILL GROSS, INVESTMENT OUTLOOK, JANUARY 2009

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Gas                            26.0%
Electric Utilities             25.8%
Energy                         20.0%
Telecommunications Services    12.4%
Industrials                     6.4%
Water Utilities                 5.0%
Financial Services              3.5%
Cash Equivalent                 0.9%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.3%

                                                         SHARES        VALUE
                                                      -----------   ------------
ELECTRIC UTILITIES -- 25.9%
   Calpine* .......................................       137,000   $  1,015,170
   Exelon .........................................        28,100      1,523,582
   ITC Holdings ...................................        32,000      1,343,360
   National Grid PLC ADR ..........................        46,500      2,169,690
   NSTAR ..........................................         1,000         33,820
   NV Energy ......................................       145,000      1,555,850
   PPL ............................................        52,000      1,594,320
   SCANA ..........................................        10,000        342,900
   TECO Energy ....................................       175,000      2,101,750
                                                                    ------------
                                                                      11,680,442
                                                                    ------------
ENERGY -- 20.1%
   ConocoPhillips .................................        31,300      1,487,689
   Diamond Offshore Drilling ......................        19,000      1,192,440
   EnCana .........................................        21,000        931,140
   Exxon Mobil ....................................        15,000      1,147,200
   General Maritime ...............................        28,140        298,847
   Petroleo Brasileiro ADR ........................         9,000        235,800
   Schlumberger ...................................        22,500        918,225
   Total ADR ......................................        22,000      1,095,160
   Transocean* ....................................        27,000      1,474,740
   Ultra Petroleum* ...............................         8,000        286,640
                                                                    ------------
                                                                       9,067,881
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONCLUDED

                                                         SHARES        VALUE
                                                      -----------   ------------
FINANCIAL SERVICES -- 3.5%
   Berkshire Hathaway, Cl B* ......................           530   $  1,584,170
                                                                    ------------
GAS -- 26.0%
   Enbridge .......................................        28,000        918,400
   Energen ........................................        12,000        350,520
   Equitable Resources ............................        48,000      1,643,040
   Oneok ..........................................        78,000      2,279,160
   Sempra Energy ..................................        55,500      2,433,120
   South Jersey Industries ........................        44,050      1,643,065
   Spectra Energy .................................        80,000      1,160,800
   Williams .......................................        96,000      1,358,400
                                                                    ------------
                                                                      11,786,505
                                                                    ------------
INDUSTRIALS -- 6.4%
   Burlington Northern Santa Fe ...................        16,000      1,060,000
   General Electric ...............................       120,000      1,455,600
   Joy Global .....................................         4,500         93,735
   Nalco Holding ..................................        30,000        294,300
                                                                    ------------
                                                                       2,903,635
                                                                    ------------
TELECOMMUNICATION SERVICES -- 12.4%
   AT&T ...........................................        85,000      2,092,700
   CenturyTel .....................................        16,000        434,240
   CommScope* .....................................        64,500        930,090
   Embarq .........................................         9,000        321,480
   Frontier Communications ........................        75,000        608,250
   Verizon Communications .........................        32,000        955,840
   Windstream .....................................        30,835        267,648
                                                                    ------------
                                                                       5,610,248
                                                                    ------------
WATER UTILITIES -- 5.0%
   American Water Works ...........................        80,000      1,694,400
   Veolia Environnement ...........................        25,000        562,750
                                                                    ------------
                                                                       2,257,150
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $61,175,410) ..........................                   44,890,031
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

SHORT-TERM INVESTMENT -- 0.9%

                                                         SHARES        VALUE
                                                      -----------   ------------
   SEI Daily Income Trust Treasury II Fund,
      Cl B, 0.040% (A)
      (Cost $420,323) .............................       420,323   $    420,323
                                                                    ------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $61,595,733) ..........................                 $ 45,310,354
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $45,206,941.

*    NON-INCOME PRODUCING SECURITY.

(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

PLC  PUBLIC LIMITED COMPANY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $61,595,733) ......................   $ 45,310,354
   Receivable for Investment Securities Sold ....................        369,735
   Dividends Receivable .........................................         89,289
   Prepaid Expenses .............................................         15,532
   Foreign Tax Reclaims Receivable ..............................         10,719
                                                                    ------------
      TOTAL ASSETS ..............................................     45,795,629
                                                                    ------------
LIABILITIES:
   Payable for Investment Securities Purchased ..................        493,147
   Payable for Capital Shares Redeemed ..........................          4,092
   Payable due to Investment Adviser ............................         30,295
   Payable due to Administrator .................................          9,512
   Chief Compliance Officer Fees Payable ........................          3,073
   Payable due to Trustees ......................................            954
   Payable due to Distributor ...................................            446
   Other Accrued Expenses .......................................         47,169
                                                                    ------------
      TOTAL LIABILITIES .........................................        588,688
                                                                    ------------
NET ASSETS ......................................................   $ 45,206,941
                                                                    ============
NET ASSETS CONSIST OF:
   Paid-in Capital ..............................................   $ 66,419,459
   Distributions in Excess of Net Investment Income .............       (302,286)
   Accumulated Net Realized Loss on Investments .................     (4,624,853)
   Net Unrealized Depreciation on Investments ...................    (16,285,379)
                                                                    ------------
   NET ASSETS ...................................................   $ 45,206,941
                                                                    ============
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Institutional Class Shares ($42,504,129 / 7,410,087) ......          $5.74
                                                                           =====
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Investor Class Shares ($2,702,812 / 470,853) ..............          $5.74
                                                                           =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       REAVES SELECT RESEARCH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED JANUARY 31, 2009
                                                         (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $1,812) .........   $    981,779
                                                                      ------------
   TOTAL INVESTMENT INCOME ........................................        981,779
                                                                      ------------
EXPENSES
Investment Advisory Fees ..........................................        215,140
Administration Fees ...............................................         56,460
Chief Compliance Officer Fees .....................................          5,166
Distribution Fees(1) ..............................................          4,455
Trustees' Fees ....................................................          3,110
Transfer Agent Fees ...............................................         42,523
Legal Fees ........................................................         25,153
Registration Fees .................................................         17,045
Printing Fees .....................................................         14,641
Audit Fees ........................................................         10,100
Custodian Fees ....................................................          3,208
Insurance and Other Expenses ......................................          3,931
                                                                      ------------
   TOTAL EXPENSES .................................................        400,932
Less: Investment Advisory Fees Waived (See Note 5) ................        (21,586)
Less: Fees Paid Indirectly (See Note 4) ...........................         (1,084)
                                                                      ------------
   NET EXPENSES ...................................................        378,262
                                                                      ------------
NET INVESTMENT INCOME .............................................        603,517
                                                                      ------------
NET REALIZED LOSS ON INVESTMENTS ..................................     (4,439,182)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ....................................................    (25,363,438)
                                                                      ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...................    (29,802,620)
                                                                      ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $(29,199,103)
                                                                      ============

(1)  ATTRIBUTABLE TO INVESTOR CLASS SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED          YEAR
                                                                JANUARY 31,      ENDED
                                                                   2009         JULY 31,
                                                                (UNAUDITED)       2008
                                                               ------------   ------------
OPERATIONS:
   Net Investment Income ...................................   $    603,517   $  2,090,211
   Net Realized Gain (Loss) on Investments .................     (4,439,182)     7,175,649
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .......................................    (25,363,438)    (7,972,313)
                                                               ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................    (29,199,103)     1,293,547
                                                               ------------   ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
      Institutional Class Shares ...........................       (979,336)    (1,980,743)
      Investor Class Shares ................................        (58,602)      (109,469)
                                                               ------------   ------------
   Total Net Investment Income .............................     (1,037,938)    (2,090,212)
                                                               ------------   ------------
   Net Realized Gains
      Institutional Class Shares ...........................     (6,328,592)   (10,969,865)
      Investor Class Shares ................................       (396,153)      (673,877)
                                                               ------------   ------------
   Total Realized Gains ....................................     (6,724,745)   (11,643,742)
                                                               ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .......................     (7,762,683)   (13,733,954)
                                                               ------------   ------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class Shares
      Issued ...............................................        257,428        608,381
      Reinvestment of Distributions ........................      6,184,897     11,328,984
      Redeemed .............................................     (3,295,216)    (4,110,480)
                                                               ------------   ------------
   Net Institutional Class Capital Share Transactions ......      3,147,109      7,826,885
                                                               ------------   ------------
   Investor Class Shares
      Issued ...............................................        286,108      2,254,290
      Reinvestment of Distributions ........................        443,008        774,026
      Redeemed .............................................     (1,109,846)    (1,180,019)
                                                               ------------   ------------
   Net Investor Class Capital Share Transactions ...........       (380,730)     1,848,297
                                                               ------------   ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ............      2,766,379      9,675,182
                                                               ------------   ------------
      TOTAL DECREASE IN NET ASSETS .........................    (34,195,407)    (2,765,225)
                                                               ------------   ------------
NET ASSETS:
   Beginning of Period .....................................     79,402,348     82,167,573
                                                               ------------   ------------
   End of Period (including (distribution in excess)
      undistributed net investment income of
      $(302,286) and $132,135, respectively) ...............   $ 45,206,941   $ 79,402,348
                                                               ============   ============

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

FINANCIAL HIGHLIGHTS

                                                       SELECTED PER SHARE DATA & RATIOS FOR A
                                                      SHARE OUTSTANDING THROUGHOUT THE PERIODS
                                                             INSTITUTIONAL CLASS SHARES
                                             ---------------------------------------------------------
                                             SIX MONTHS
                                                ENDED        YEAR        YEAR       YEAR       PERIOD
                                             JANUARY 31,     ENDED       ENDED      ENDED       ENDED
                                                 2009      JULY 31,    JULY 31,   JULY 31,    JULY 31,
                                             (UNAUDITED)     2008        2007       2006        2005*
                                             -----------   --------    --------   --------    --------
Net Asset Value,
   Beginning of Period ...................   $ 10.96       $ 12.73     $ 11.81    $ 11.57     $ 10.00
                                             -------       -------     -------    -------     -------
Income from Operations:
   Net Investment Income(1) ..............      0.08          0.30        0.22       0.25        0.13
   Net Realized and Unrealized
      Gain/(Loss) on Investments .........     (4.18)         0.05##      1.85       0.83        1.55
                                             -------       -------     -------    -------     -------
Total from Operations ....................     (4.10)         0.35        2.07       1.08        1.68
                                             -------       -------     -------    -------     -------
Dividends and Distributions from:
   Net Investment Income .................     (0.14)        (0.29)      (0.22)     (0.25)      (0.11)
   Net Realized Gains ....................     (0.98)        (1.83)      (0.93)     (0.59)         --
                                             -------       -------     -------    -------     -------
Total Dividends and Distributions ........     (1.12)        (2.12)      (1.15)     (0.84)      (0.11)
                                             -------       -------     -------    -------     -------
Net Asset Value, End of Period ...........   $  5.74       $ 10.96     $ 12.73    $ 11.81     $ 11.57
                                             =======       =======     =======    =======     =======
TOTAL RETURN+ ............................    (37.73)%++      1.37%      18.30%      9.78%++    16.86%++
                                             =======       =======     =======    =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ....................   $42,504       $74,026     $77,836    $70,129     $67,698
Ratio of Expenses to Average
   Net Assets (including waivers
   and reimbursements, excluding
   fees paid indirectly) .................      1.30%**       1.15%       1.19%      1.30%       1.26%**
Ratio of Expenses to Average
   Net Assets (excluding waivers,
   reimbursements and fees paid
   indirectly) ...........................      1.38%**       1.15%       1.19%      1.30%       1.37%**
Ratio of Net Investment Income
   to Average Net Assets .................      2.12%**       2.49%       1.79%      2.18%       2.05%**
Portfolio Turnover Rate ..................        32%***        66%         84%        54%         35%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD.

 ## THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2008 FOR A SHARE OUTSTANDING DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF INVESTMENTS OF THE FUND.

  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.

 **  ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFERS.

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

FINANCIAL HIGHLIGHTS

                                                 SELECTED PER SHARE DATA & RATIOS FOR A SHARE
                                                      OUTSTANDING THROUGHOUT THE PERIODS
                                                            INVESTOR CLASS SHARES
                                           -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED        YEAR       YEAR       YEAR      PERIOD
                                           JANUARY 31,     ENDED      ENDED      ENDED      ENDED
                                               2009      JULY 31,   JULY 31,   JULY 31,   JULY 31,
                                           (UNAUDITED)     2008     2007####     2006       2005*
                                           -----------   --------   --------   --------   --------
Net Asset Value,
   Beginning of Period .................   $ 10.96       $12.74      $11.81    $11.57     $10.57
                                           -------       ------      ------    ------     ------
Income from Operations:
   Net Investment Income(1) ............      0.07         0.27        0.19      0.22       0.02
Net Realized and Unrealized
   Gain/(Loss) on Investments ..........     (4.18)        0.04##      1.86      0.83       1.03
                                           -------       ------      ------    ------     ------
Total from Operations ..................     (4.11)        0.31        2.05      1.05       1.05
                                           -------       ------      ------    ------     ------
Dividends and Distributions from:
   Net Investment Income ...............     (0.13)       (0.26)      (0.19)    (0.22)     (0.05)
   Net Realized Gains ..................     (0.98)       (1.83)      (0.93)    (0.59)        --
                                           -------       ------      ------    ------     ------
Total Dividends and Distributions ......     (1.11)       (2.09)      (1.12)    (0.81)     (0.05)
                                           -------       ------      ------    ------     ------
Net Asset Value, End of Period .........   $  5.74       $10.96      $12.74    $11.81     $11.57
                                           =======       ======      ======    ======     ======
TOTAL RETURN+ ..........................    (37.82)%++     1.05%      18.09%     9.49%++    9.97%++
                                           =======       ======      ======    ======     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ..................   $ 2,703       $5,376      $4,332    $3,074     $  574
Ratio of Expenses to Average
   Net Assets (including waivers
   and reimbursements, excluding
   fees paid indirectly) ...............      1.55%**      1.40%       1.44%     1.65%      1.64%**
Ratio of Expenses to Average
   Net Assets (excluding waivers,
   reimbursements and fees paid
   indirectly) .........................      1.63%**      1.40%       1.44%     1.65%      1.64%**
Ratio of Net Investment Income
   to Average Net Assets ...............      1.84%**      2.19%       1.53%     1.87%      0.40%**
Portfolio Turnover Rate ................        32%          66%         84%       54%        35%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

 ## THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2008 FOR A SHARE OUTSTANDING DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF INVESTMENTS OF THE FUND.

#### EFFECTIVE AUGUST 1, 2006, ALL EXISTING CLASS A SHARES OF THE REAVES SELECT
     RESEARCH FUND WERE RECLASSIFIED AS INVESTOR CLASS SHARES

  *  COMMENCED OPERATIONS ON MARCH 30, 2005.

 **  ANNUALIZED

*** REPRESENTS THE FUND'S PORTFOLIO TURNOVER RATE FOR THE PERIOD DECEMBER 22, 2004 (COMMENCEMENT OF OPERATIONS OF THE FUND) THROUGH JULY 31, 2005 AND HAS NOT BEEN ANNUALIZED.

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is total return from income and capital growth. The Fund invests primarily in securities of domestic and foreign public utility and energy companies, with a concentration (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

     pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2009, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3).

     The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                                   LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                                 -----------   -------   -------   -----------
     Investments in Securities   $45,310,354     $--       $--     $45,310,354
                                 -----------     ---       ---     -----------
     TOTAL MARKET VALUE
        OF INVESTMENTS           $45,310,354     $--       $--     $45,310,354
                                 ===========     ===       ===     ===========

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

     The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund's Institutional Class has established a policy of an $0.07 minimum quarterly distribution. Prior to March 31, 2008, the policy called for an $0.08 minimum quarterly distribution. To the extent such distributions are in excess of net investment income, they are deemed to be paid from short-term or long-term gains to the extent such gains are available. To the extent these amounts are not available, distributions are deemed to be paid from capital. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.09% on the first $50 million of the Fund's average daily net assets; 0.10% on the next $50 million of the Fund's average daily net assets; 0.12% on the next $200 million of the Fund's average daily net assets; 0.08% on the next $200 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $12,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted a Distribution Plan (the "Plan") for Investor Class Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to Investor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2009, the Fund earned credits of $1,084, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.55% of the Institutional and Investor Class Shares' average daily net assets, respectively.

6. SHARE TRANSACTIONS:

                                                                    SIX MONTHS ENDED
                                                                    JANUARY 31, 2009     YEAR ENDED
                                                                       (UNAUDITED)     JULY 31, 2008
                                                                    ----------------   -------------
SHARE TRANSACTIONS:
   Institutional Class
      Issued ....................................................         34,373           50,018
      Reinvestment of Distributions .............................      1,033,893          925,204
      Redeemed ..................................................       (414,105)        (333,410)
                                                                       ---------         --------
   Net Institutional Class Capital Share Transactions ...........        654,161          641,812
                                                                       ---------         --------
   Investor Class
      Issued ....................................................         36,347          184,603
      Reinvestment of Distributions .............................         73,821           63,257
      Redeemed ..................................................       (129,843)         (97,452)
                                                                       ---------         --------
   Net Investor Class Capital Share Transactions ................        (19,675)         150,408
                                                                       ---------         --------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................................        634,486          792,220
                                                                       =========         ========

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $19,058,118 and $22,916,410, respectively, for the six months ended January 31, 2009. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

The tax character of dividends and distributions declared during the fiscal years ended July 31, 2008 and 2007 was as follows:

        ORDINARY     LONG-TERM
         INCOME     CAPITAL GAIN       TOTAL
       ----------   ------------   -----------
2008   $4,152,498     $9,581,456   $13,733,954
2007    2,017,109      5,036,473     7,053,582

As of July 31, 2008, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income          $ 4,081,670
Undistributed Long-Term Capital Gain     2,774,699
Unrealized Appreciation                  8,892,899
                                       -----------
Total Distributable Earnings           $15,749,268
                                       ===========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2009 were as follows:

              AGGREGATE GROSS   AGGREGATE GROSS
   FEDERAL       UNREALIZED        UNREALIZED     NET UNREALIZED
  TAX COST      APPRECIATION      DEPRECIATION      DEPRECIATION
-----------   ---------------   ---------------   ---------------
$61,595,733      $1,961,537      $(18,246,916)     $(16,285,379)

9. CONCENTRATION/RISKS:

The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

10. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

11. NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account valueS shown may not apply to your specific investment.

                             BEGINNING     ENDING                 EXPENSES
                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                               VALUE       VALUE       EXPENSE     DURING
                              08/01/08    01/31/09      RATIOS     PERIOD*
                             ---------   ---------   ----------   --------
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $  622.70      1.30%       $5.32
Investor Class Shares         1,000.00    1,018.65      1.30         6.61
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $  621.80      1.55%       $6.34
Investor Class Shares         1,000.00    1,017.39      1.55         7.88

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 11-12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's history and reputation. The Adviser's representatives then reviewed the Fund's portfolio characteristics, holdings and sector weightings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last approved, as well as information regarding the Fund's performance over various periods and since the Fund's inception. The Board also compared the Fund's performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, focusing on investment approach and general economic factors. The Board noted that, although the Fund underperformed its benchmark over recent periods, its historical performance was favorable when compared to its primary benchmark. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund, given the current market conditions.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONCLUDED)

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and, while higher than the majority of funds in its peer group, was consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the overall expense ratio of the Fund and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                             Jersey City, NJ 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

WHR-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009

By (Signature and Title)                      /s/ Michael Lawson
                                              ------------------------------
                                              Michael Lawson
                                              Treasurer, Controller and CFO

Date April 1, 2009